Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares		Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Jun. 30, 2024		$ 1,000	[1]		$ 1,127,871	$ 19,594	$ 1,148,465
Balance, (in Shares) at Jun. 30, 2024	[1]	12,500,000
Net income			[1]		561,317		561,317
Foreign currency translation adjustment			[1]			(1,234)	(1,234)
Balance at Dec. 31, 2024		$ 1,000	[1]		1,689,188	18,360	1,708,548
Balance (in Shares) at Dec. 31, 2024	[1]	12,500,000
Balance at Jun. 30, 2025		$ 1,000	[1]		2,149,596	36,288	2,186,884
Balance, (in Shares) at Jun. 30, 2025	[1]	12,500,000
Issue of shares pursuant to IPO, net of offering costs (Note 10)		$ 145	[1]	3,508,805			3,508,950
Issue of shares pursuant to IPO, net of offering costs (Note 10) (in Shares)	[1]	1,449,900
Net income			[1]		94,197		94,197
Foreign currency translation adjustment			[1]			(2,762)	(2,762)
Balance at Dec. 31, 2025		$ 1,145	[1]	$ 3,508,805	$ 2,243,793	$ 33,526	$ 5,787,269
Balance (in Shares) at Dec. 31, 2025	[1]	13,949,900

[1]	Retrospectively restated for effect of share reorganization (see Note 10)